Offerings - Offering: 1	Apr. 23, 2025 USD ($) shares Rate
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	2,714,310
Proposed Maximum Offering Price per Unit | pURE	45.56
Maximum Aggregate Offering Price	$ 123,663,963.6
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 18,932.95
Offering Note
(1) Fee Calculation Rule and Proposed Maximum Aggregate Offering Price Per Unit: Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act on the basis of the average between the high and low sales prices for shares of Common Stock of Kforce Inc. (the “Registrant”) as reported on the NYSE on April 23, 2025.
Amount Registered: Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement (the “Registration Statement”) shall also cover any additional shares of Common Stock of the Registrant that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding shares of the Registrant’s common stock.